Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2020
Operating activities:
Net loss	$ (1,530,041)	$ (603,650)	$ (217,203)	$ (3,451,699)	$ (13,470)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of deferred compensation	(25,023)	165,162		662,464
Partial refund of facility lease deposit		52,055		52,055
Lessor incentive				134,625
Stock based compensation expense	70,090	29,668	36,473	204,011
Change in value of liability			48,308
Depreciation and amortization expense	39,508			98,987
Change in prepaids & other current assets	(285,570)	(210,622)	(22,521)	(5,141)
Change in deposits			(65,069)
Change in accounts payable	65,841	(46,732)	60,264	45,525	2,886
Change in accrued expenses & other current liabilities	348,456	122,067	91,354	6,382	9,207
Net cash used in operating activities	(1,316,739)	(492,052)	(68,394)	(2,252,791)	(1,377)
Investing activities:
Purchase of equipment & CIP	(4,826)	(117,342)		(503,725)	(106,228)
Payment for leasehold improvements	(47,834)	(141,568)	(12,420)	(451,942)
Purchase of domain name			(14,833)
Net cash used in investing activities	(52,660)	(258,910)	(27,253)	(955,667)	(106,228)
Financing activities:
Proceeds from sales of shares to advisors			8,171
Proceeds from sale of common stock					20,000
Proceeds from loans and advances					125,701
Cash from acquisition			2,556
Proceeds from SAFE Notes			210,000
Proceeds from Private Placement, net of offering costs		206,930	6,760,484	206,930
Payment of other offering costs		(45,000)		(45,000)
Repayment of shareholder loans and advances			(136,616)
Net cash provided by financing activities		161,930	6,844,595	161,930	145,701
Net change in cash	(1,369,399)	(589,032)	6,748,948	(3,046,528)	38,096
Cash, beginning of period	3,740,722	6,787,250	38,302	6,787,250	206
Cash, end of period	$ 2,371,323	$ 6,198,218	6,787,250	3,740,722	38,302
Supplemental disclosures:
Conversion of SAFE agreements into equity			258,308
Expenses paid by officers					800
Equipment paid by officers					$ 9,600